January 13, 2006

Mr. Jason Wynn

United States Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street N.W.

Washington, D.C. 20549-7010

Re:	OMNI Energy Services Corp.
Registration Statement on Form S-1
Filed October 19, 2005
File No. 333-129138

Form 10-K for the year ended December 31, 2004
Filed April 18, 2005, as amended
File No. 0-23383

Form 10-Q for the quarters ended June 30, 2005 and September 30, 2005
Filed August 15, 2005 and November 14, 2005

Dear Mr. Wynn:

This letter responds to the comments OMNI Energy Services Corp. (the “Company”) received from the U.S. Securities and Exchange Commission by letter dated December 19, 2005 regarding Amendment No. 1 to Registration Statement on Form S-1 (File No. 333-129138), which was filed with the Commission by the Company on December 13, 2005.

We hope this letter is responsive to your comments and requests for information. The Company’s goal is to resolve these outstanding comments in a manner that is acceptable to the SEC staff. We have reviewed and discussed this letter with our independent auditors, Pannell Kerr Forster of Texas, P.C., and our Audit Committee, and they concur with our conclusions in this letter.

Our responses utilize the same captions contained in the SEC’s December 19, 2005 letter, and are numbered to correspond to the numbers assigned in such letter. For your convenience, our responses are prefaced by the SEC’s corresponding comment. In addition, where applicable, the responses indicate the additions or revisions that have been included in Amendment No. 2 to the Registration Statement on Form S-1 filed by the Company on January 13, 2006 (the “Amendment”). Capitalized terms used but not defined herein have the meanings that are in the Amendment. A copy of the Registration Statement has been provided supplementally with this response.

Form S-1

1.	Please acknowledge that as your negotiations move forward with acquiring Preheat, Inc., you will assess the probability of such acquisition according to Section 506.02(c)(ii) of the Financial Reporting Codification to help determine the appropriate application of Rule 3-05 of Regulation S-X.

Company Response

On December 29, 2005, we signed a definitive Stock Purchase and Sale Agreement to acquire Preheat, Inc. (“Preheat”). We consider that acquisition to be significant under Rule 3-05 of Regulation S-X and, while the transaction has not closed, we have included in the Amendment, the audited financial statements of Preheat for the years ended December 31, 2004 and 2003 and the unaudited financial statements for Preheat for the nine months ended September 30, 2005, as well as the compiled and unaudited pro forma financial statements of the Company for the year ended December 31, 2004 and for the nine months ended September 30, 2005 .

Form 10-K for the year ended December 31, 2004

2.	It appears prior comment 2 was unclear. Please amend your Form 10-K to include the disclosure required by Item 308(c) of Regulation S-K, as well as ensure this disclosure appears in all future filings in which it is required.

Company Response

The disclosure in the Form 10-K for the year ended December 31, 2004 should have been as follows:

The Chief Accounting Officer is an integral part of our controls that allows us to provide timely and accurate (i) financial statement information, (ii) reporting and (iii) disclosures. The Chief Accounting Officer is also responsible for the design of our disclosure controls and ensuring that they are operating effectively. Accordingly, the lack of this function in our professional staff at December 31, 2004 is considered by management to be a change in our internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, our internal controls over financial reporting.

We plan to include this language, if applicable, in all future filings with the Commission.

Form 10-Q for the quarters ended June 30, 2005 and September 30, 2005

3.	We note in your response to prior comment 3 that there were changes in your internal control over financial reporting. Thus, please amend each Form 10-Q to state clearly that there were changes in your internal control over financial reporting that occurred during this quarter that have materially affected, or are reasonably likely to materially affect, your internal control over financial reporting.

Company Response

The disclosure in each of the quarterly Form 10-Q’s for the quarter ended June 30, 2005 and September 30, 2005 should have been as follows:

June 30, 2005:

There has been no change in our internal controls over financial reporting that occurred during the three months ended June 30, 2005 (or September 30, 2005) that has materially affected, or is reasonably likely to materially affect, our internal controls over financial reporting.

September 30, 2005:

There has been no change in our internal controls over financial reporting that occurred during the three months ended June 30, 2005 (or September 30, 2005) that has materially affected, or is reasonably likely to materially affect, our internal controls over financial reporting.

We plan to include this language, if applicable in all future filings with the Commission.

4.	Please confirm to us that you will disclose in your next periodic report that you hired an experienced certified public accountant to serve as the Director of Financial Reporting.

Company Response

As discussed in our previous response, we hired an experienced certified public accountant to serve as the Director of Financial Reporting, which we feel is a material step in the process of completely curing the material weakness in internal control over financial reporting. This fact will be disclosed in the filing of the 2005 Form 10-K.

The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its filings. Additionally, the Company acknowledges that comments from the SEC staff or changes to disclosure in response to SEC staff comments do not foreclose the Commission from taking any action with respect to the filing. Likewise, the Company acknowledges that it may not assert the comments by the SEC staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope this letter is responsive to your comments and requests for information. We would like to again emphasize that the Company’s goal is to resolve these comments in a manner that is acceptable to the SEC staff.

Should you have any questions or further comments please contact me at the number above.

Thank you,

/s/ G. Darcy Klug

G. Darcy Klug

Executive Vice President